SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Due to related party (Details)			6 Months Ended
	May 29, 2024	May 28, 2024	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties			¥ 20,019,889	$ 2,819,742	¥ 20,018,222
Debt Instrument, Maturity Date	Apr. 29, 2027	May 29, 2024
Debt Instrument, Interest Rate Percentage	3.75%
Debt instrument, term	3 years
Short term borrowings one
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties					10,004,055
Debt Instrument, Maturity Date			Dec. 26, 2023
Debt Instrument, Interest Rate Percentage			3.65%
Short term borrowings two
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties			¥ 4,994,892	703,516	4,993,950
Debt Instrument, Maturity Date			Jun. 04, 2024
Debt Instrument, Interest Rate Percentage			3.40%
Short Term Borrowings Three
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties			¥ 5,021,164	707,216	¥ 5,020,217
Debt Instrument, Maturity Date			Jun. 16, 2024
Debt Instrument, Interest Rate Percentage			3.40%
Short Term Borrowings Four
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Short-term borrowings due to related parties			¥ 10,003,833	$ 1,409,010
Debt Instrument, Maturity Date			Dec. 28, 2024
Debt Instrument, Interest Rate Percentage			3.45%